Equity - Summary of Capital Surplus (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Total	₩ 2,773,587	₩ 2,251,113
Share premium [member]
Disclosure of reserves within equity [line items]
Total	2,821,006	₩ 2,251,113
Other capital surplus [member]
Disclosure of reserves within equity [line items]
Total	₩ (47,419)